Segment and Revenue Information - Schedule of Segment, Reconciliation of Other Items from Segments to Consolidated (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Share-based plans			$ 208	$ 381	$ 690	$ 725	$ 833
Deferred compensation					188	(117)	126
Research and development expense, net	$ 954	$ 797	1,822	1,538	3,377	2,852	2,249
Unallocated items, eliminations and other
Segment Reporting Information [Line Items]
Share-based plans	43	14	53	(38)	62	(114)	(174)
Deferred compensation	(19)	(42)	(49)	(96)	(188)	117	(126)
Amortization of previously capitalized interest	(23)	(24)	(46)	(47)	(95)	(95)	(107)
Research and development expense, net	(99)	(73)	(188)	(149)	(315)	(278)	(184)
Eliminations and other unallocated items	(536)	(211)	(716)	(466)	(1,223)	(1,134)	(636)
Unallocated items, eliminations and other	$ (634)	$ (336)	$ (946)	$ (796)	$ (1,759)	$ (1,504)	$ (1,227)